Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital
Schedule of share capital

	Common
	shares (#)	Amount
Balance, January 1st, 2021	77,782,757	$53,910,946
Private placement (2) (3)	21,179,592	178,701,110
Cost of private placement (2) (3)	—	(9,015,180)
Agents warrants issued	—	(873,121)
Exercise of RSUs (note 20)	385,000	1,917,300
Exercise of warrants (note 15)	30,000	178,537
Balance, December 31, 2021	99,377,349	$224,819,592

	Common
	shares (#)	Amount
Balance, January 1, 2020	68,878,891	$36,190,313
Private placement (1)	8,285,200	17,813,180
Cost of private placement (1)	—	(1,416,946)
Exercise of RSUs (note 19)	618,666	1,324,399
Balance, December 31, 2020	77,782,757	$53,910,946